Share Capital - Summary Of The Number Of Options Outstanding (Detail)	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares $ / shares	Nov. 30, 2018 shares $ / shares	Nov. 30, 2018 shares $ / shares $ / shares	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options beginning balance	2,172,705	2,172,705	2,335,895	2,335,895
Number of options, granted	406,400	406,400	251,544	251,544
Number of options, forfeited	(88,489)	(88,489)
Number of options, expired			(2,000)	(2,000)
Number of options, exercised	(74,832)	(74,832)	(412,734)	(412,734)
Number of options ending balance	2,415,784	2,415,784	2,172,705	2,172,705
Options exercisable outstanding	1,864,727	1,864,727	1,676,057	1,676,057	1,864,727	1,676,057
Weighted average beginning balance | (per share)	$ 2.37	$ 3.15	$ 1.71	$ 2.21
Weighted average, granted | (per share)	6.20	8.19	7.49	9.56
Weighted average, forfeited | (per share)	4.56	6.07
Weighted average, expired | (per share)			6.74	8.50
Weighted average, exercised | (per share)	1.46	1.96	1.30	1.69
Weighted average ending balance | (per share)	2.96	$ 3.94	2.37	$ 3.15
Weighted average options exercisable | (per share)	$ 2.02	$ 2.02	$ 1.57	$ 1.57	$ 2.69	$ 2.09